Background and Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Apr. 08, 2019	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 AUD ($)
Background and Summary of Significant Accounting Policies (Textual)
Other income		$ 5,000,000	$ 3,100,000		$ 3,000,000
Operating loss		(12,337,830)	(8,265,737)	$ (7,542,076)
Operating cash outflow		13,894,101	6,245,188
Net assets		16,554,773	16,081,157
Cash and cash equivalents		$ 14,399,904	$ 15,235,556	$ 21,884,957		$ 28,593,538
Refundable tax offset rate		43.50%	43.50%	43.50%	43.50%
Annual aggregate turnover		$ 20,000,000
Cash position has decreased		14,399,904	$ 15,235,556
Trade and other receivable		4,825,270
Description of strategic investment	The Company completed the strategic investment by Life Biosciences LLC ("Life") of an initial US$7.5 million (approximately A$10.526 million) in the Company. The Company also completed a private placement to raise another A$0.9M from sophisticated investors. As part of these transactions, the Company also issued a total of 586,672,964 warrants each with an exercise price of A$0.045 (4.5 cents), vesting on 8 June 2019 and expiring on 19 December 2019, which can potentially raise up to approximately another A$26.4 million upon the holders' election to convert in to the Company's ordinary shares. There is no commitment in this regard.
Lease liabilities		$ 108,525
Description Impact on financial report		As at the reporting date, the group has non-cancellable operating lease commitments of $111,811 see note 13(a). The group expects to recognise right-of-use assets of approximately $101,528 on 1 July 2019 and lease liabilities of $108,525 (after adjustments for prepayments and accrued lease payments recognised as at 30 June 2019). Overall net assets will be approximately $6,914 lower, and net current assets will be $14,293 lower due to the presentation of a portion of the liability as a current liability. The group expects that net loss after tax will increase by approximately $6,238 for the year ended 30 June 2020 as a result of adopting the new rules. Operating cash flows will increase and financing cash flows decrease by approximately $94,857 as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.